Significant accounting policies, judgements, estimates and assumptions - Summary of new accounting standard impact on net assets (Details) $ in Millions	Jan. 01, 2018 USD ($)
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Net assets, beginning of period	$ 100,404
IFRS 9 Financial Instruments
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Net assets, beginning of period	100,404
Adjustment on adoption of IFRS 9 net of tax and including the group's share of equity-accounted entities	(180)
Net assets, end of period	$ 100,224